30. Segment Information (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfSegmentInformationLineItems [Line Items]
Revenue	R$ 80,007,422	R$ 77,352,955	R$ 75,655,274
Brazil
SummaryOfSegmentInformationLineItems [Line Items]
Revenue	78,763,771	76,283,061	74,337,803
Mexico
SummaryOfSegmentInformationLineItems [Line Items]
Revenue	190,205	183,124	215,141
Uruguay
SummaryOfSegmentInformationLineItems [Line Items]
Revenue	33,873	33,782	37,938
Venezuela
SummaryOfSegmentInformationLineItems [Line Items]
Revenue	54,788	25,393	158,020
Other Latin American countries
SummaryOfSegmentInformationLineItems [Line Items]
Revenue	427,875	448,814	392,748
United States
SummaryOfSegmentInformationLineItems [Line Items]
Revenue	292,709	158,280	166,277
Far East
SummaryOfSegmentInformationLineItems [Line Items]
Revenue	72,469	57,662	190,160
Europe
SummaryOfSegmentInformationLineItems [Line Items]
Revenue	119,097	97,261	101,931
Others
SummaryOfSegmentInformationLineItems [Line Items]
Revenue	R$ 52,635	R$ 65,578	R$ 55,256